Financial liabilities - borrowings (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Current and Non - Current Borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2021	2020
Non-current
3.75% US dollar notes 2022 (nominal amount $ 117 m)	—	86
3.25% US dollar notes 2023 (nominal amount $94m)	70	69
1.375% euro notes 2025 (nominal amount €300m)	257	279
3.75% GBP notes 2030 (nominal amount £350m)	353	353
Lease liabilities (see note 35)	565	610

	1,245	1,397

Current (due within one year or on demand)
Bank loans and overdrafts	—	3
1.875% euro notes 2021 (nominal amount €195m)	—	178
3.75% US dollar notes 2022 (nominal amount $117m)	87	—
Lease liabilities (see note 35)	68	73

	155	254

Total borrowings	1,400	1,651

Summary of Maturities of the Group's Non-Current Borrowings	The maturities of the Group’s
non-current
borrowings are as follows:

All figures in £ millions	2021	2020
Between one and two years	140	160
Between two and five years	435	531
Over five years	670	706

	1,245	1,397

Summary of Carrying Amounts and Market Value of Borrowings

	2021			2020
All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value
Bank loans and overdrafts	n/a	—	—	n/a	3	3
1.875% euro notes 2021	n/a	—	—	2.04%	178	176
3.75% US dollar notes 2022	3.94%	87	87	3.94%	86	88
3.25% US dollar notes 2023	3.36%	70	71	3.36%	69	71
1.375% euro notes 2025	1.44%	257	260	1.44%	279	278
3.75% GBP notes 2030	3.93%	353	380	3.93%	353	404

		767	798		968	1,020

Summary of Carrying Amounts of Borrowings which Denominated in Currencies
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2021	2020
US dollar	434	458
Sterling	674	686
Euro	268	472
Other	24	35

	1,400	1,651